REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Jul. 31, 2020
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION

J.W. MAYS, INC.
REAL ESTATE AND ACCUMULATED DEPRECIATION
July 31, 2020

Col. A	Col. B	Col. C		Col. D		Col. E			Col. F	Col. G	Col. H	Col. I
				Cost Capitalized								Life on Which
				Subsequent to		Gross Amount at Which Carried						Depreciation in
		Initial Cost to Company		Acquisition		At Close of Period						Latest Income
			Building &		Carried		Building &		Accumulated	Date of	Date	Statement is
Description	Encumbrances	Land	Improvements	Improvements	Cost	Land	Improvements	Total	Depreciation	Construction	Acquired	Computed
Office and Rental Buildings Brooklyn, New York Fulton Street at Bond Street	$4,829,832	$3,901,349	$7,403,468	$24,346,123	$—	$3,901,349	$31,749,591	$35,650,940	$13,934,889	Various	Various	(1)(2)
Jamaica, New York Jamaica Avenue at 169th Street	—	—	—	233,118	—	—	233,118	233,118	30,915	1959	1959	(3)
Fishkill, New York Route 9 at Interstate Highway 84	3,967,100	594,723	7,212,116	13,314,681	—	594,723	20,526,797	21,121,520	9,428,361	10/74	11/72	(1)
Brooklyn, New York Jowein Building Fulton Street and Elm Place	—	1,324,957	728,327	16,505,630	—	1,324,957	17,233,957	18,558,914	6,382,385	1915	1950	(1)(2)
Levittown, New York Hempstead Turnpike	—	125,927	—	—	—	125,927	—	125,927	—	4/69	6/62	(1)
Circleville, Ohio Tarlton Road	—	120,849	4,388,456	86,520	—	120,849	4,474,976	4,595,825	3,028,668	9/92	12/92	(1)
Total(A)	$8,796,932	$6,067,805	$19,732,367	$54,486,072	$—	$6,067,805	$74,218,439	$80,286,244	$32,805,218
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(1)	Building and improvements	18–40 years
(2)	Improvements to leased property	3–40 years
(3)	The initial recording of operating lease right-of-use assets of $27.1 million includes adjustments of approximately $10.2 million primarily relating to building and improvements, net of accumulated depreciation, required pursuant to a ground lease with an affiliate, principally owned by a director of the Company (“landlord”). Upon lease termination in 2030, the building and all improvements will be turned over to the landlord as property owner (See Notes 1 and 12 to the Accompanying Consolidated Financial Statements). Leasehold improvements are amortized over the life of the lease.
(A)	Does not include Office Furniture and Equipment and Transportation Equipment in the amount of $319,683 and Accumulated Depreciation thereon of $202,771 at July 31, 2020.

	Year Ended July 31,
	2020	2019
Investment in Real Estate
Balance at Beginning of Year	$96,333,110	$92,061,623
Improvements	5,840,914	4,271,487
Retirements	(21,887,780)	—
Balance at End of Year	$80,286,244	$96,333,110
Accumulated Depreciation
Balance at Beginning of Year	$43,310,270	$41,382,962
Additions Charged to Costs and Expenses	1,626,230	1,927,308
Retirements	(12,131,282)	—
Balance at End of Year	$32,805,218	$43,310,270